Marshall Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 312-461-5920

Fax (direct): 312-461-2817

November 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Marshall Funds, Inc. (Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Marshall Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

MARSHALL FUNDS, INC.

/s/ Linda S. VanDenburgh

Linda S. VanDenburgh Secretary

cc:	Working Group